Related party disclosures, Remuneration of key management personnel (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key management personnel [Abstract]
Short-term employee benefits	£ 3,421	£ 6,502	£ 4,435
Share-based payments	5,602	3,667	270
Total remuneration	£ 9,023	£ 10,169	£ 4,705